SHAREHOLDERS' EQUITY - Schedule of stock option activity and related information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year	5,712,254
Options, Granted	418,246
Options, Exercised	(2,933,709)
Options, Forfeited	(67,916)
Outstanding at December 31	3,128,875	5,712,254
Options, Exercisable at December 31	2,080,991
Weighted average exercise price, Outstanding at beginning of year	$ 122.42
Weighted average exercise price, Granted	194.71
Weighted average exercise price, Exercised	114.44
Weighted average exercise price, Forfeited	132.72
Weighted average exercise price, Outstanding at end of year	139.35	$ 122.42
Weighted average exercise price, Exercisable at December 31, 2025	$ 125.9
Aggregate intrinsic value, Outstanding	$ 148,420	$ 367,180
Aggregate intrinsic value, Exercisable as of December 31, 2025	$ 124,150
Weighted Average Remaining Contractual Life (Years)	3 years 8 months 26 days	2 years 8 months 19 days
Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 9 months 25 days